Business combinations and capital reorganization - Summary of Weighted Average Number of Ordinary Shares Outstanding for Basic and Diluted EPS (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 shares	Jun. 30, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of detailed information about weighted average number of ordinary shares outstanding for the prior periods [line items]
Weighted average number of ordinary shares for basic and loss per share	235,430,660	190,270,210	100	100	100
Weighted average number of ordinary shares for and diluted loss per share	235,430,660	190,270,210
Exchange ratio		1,902,702
Previously stated [member]
Disclosure of detailed information about weighted average number of ordinary shares outstanding for the prior periods [line items]
Weighted average number of ordinary shares for basic and loss per share		100
Weighted average number of ordinary shares for and diluted loss per share		100